Related Party Transactions (Details 1) - ARS ($) $ in Millions		Jun. 30, 2020		Jun. 30, 2019	Jun. 30, 2018
Disclosure of transactions between related parties [line items]
Loans granted		$ 376,159	[1]	$ 446,675	$ 459,444
Total associates and joint ventures		1,185		1,526
Total parent company		1,333		1,408
Total others		(158)		(146)
Total at the end of the year		2,360		2,788
Trade And Other Receivables [Member]
Disclosure of transactions between related parties [line items]
Total at the end of the year		1,316		1,643
Trade And Other Receivables [Member] | Cresud [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use receivables		4		7
Trade And Other Receivables [Member] | Directors [Member]
Disclosure of transactions between related parties [line items]
Advances		4
Trade And Other Receivables [Member] | Others [Member]
Disclosure of transactions between related parties [line items]
Reimbursement of expenses receivables		18		54
Leases and/or rights of use receivables	[2]			39
Trade And Other Payables [Member]
Disclosure of transactions between related parties [line items]
Total at the end of the year		(380)		(477)
Trade And Other Payables [Member] | Cresud [Member]
Disclosure of transactions between related parties [line items]
Reimbursement of expenses not yet paid		(3)		(53)
Management fees		(1)		(1)
Share-based payments		(3)		(4)
Corporate services not yet paid		(245)		(163)
Trade And Other Payables [Member] | Directors [Member]
Disclosure of transactions between related parties [line items]
Fees for services received		(127)		(239)
Investments In Financial Assets [Member]
Disclosure of transactions between related parties [line items]
Total at the end of the year		1,581		1,622
Investments In Financial Assets [Member] | Cresud [Member]
Disclosure of transactions between related parties [line items]
NCN		1,581		1,622
Borrowings [Member]
Disclosure of transactions between related parties [line items]
Total at the end of the year		(157)
Borrowings [Member] | Others [Member]
Disclosure of transactions between related parties [line items]
Loans obtained		(53)
Manibil S.A. [Member] | Trade And Other Receivables [Member]
Disclosure of transactions between related parties [line items]
Contributions in advance
New Lipstick LLC [Member] | Trade And Other Receivables [Member]
Disclosure of transactions between related parties [line items]
Loans granted				1,258
Loans obtained		(77)
Reimbursement of expenses receivables		16		14
Condor [Member] | Trade And Other Receivables [Member]
Disclosure of transactions between related parties [line items]
Public companies securities		269		237
IRSA Real Estate Strategies LP [Member] | Trade And Other Receivables [Member]
Disclosure of transactions between related parties [line items]
Reimbursement of expenses receivables		116
PBS Real Estate Holdings S.R.L. [Member] | Trade And Other Receivables [Member]
Disclosure of transactions between related parties [line items]
Reimbursement of expenses receivables		472
Other Associates And Joint Ventures [Member] | Borrowings [Member]
Disclosure of transactions between related parties [line items]
Loans obtained		(27)
Other Associates And Joint Ventures [Member] | Trade And Other Receivables [Member]
Disclosure of transactions between related parties [line items]
Reimbursement of expenses receivables		122		1
Reimbursement of expenses receivables one				16
Dividends		203
Leases and/or rights of use receivables		84		17
Management fees receivables		8
Other Associates And Joint Ventures [Member] | Trade And Other Payables [Member]
Disclosure of transactions between related parties [line items]
Reimbursement of expenses not yet paid		(1)
Leases and/or rights of use not yet paid				$ (17)

[1]	Includes Ps. 311,674 and Ps. 393,641 as of June 30, 2020 and 2019, respectively, corresponding to the Operations Center in Israel.
[2]	Includes CAMSA., Avenida compras and Avenida Inc., Estudio Zang, Bergel & Vines, Austral Gold, Fundacion IRSA, Hamonet S.A., Museo de los Ninos and BHN Vida S.A.